Acquisitions	6 Months Ended
Sep. 30, 2019
Text block [abstract]
Acquisitions
2 1	ACQUISITIONS
Six Months Ended September 30, 2019
Daiwa SB Investments Ltd. (currently merged into Sumitomo Mitsui DS Asset Management Company, Limited)
On April 1, 2019, Sumitomo Mitsui Asset Management Company, Limited (“SMAM”), the Group’s subsidiary, merged with Daiwa SB Investments Ltd. (“DSBI”), previously the Group’s associate, to form Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”). The Group’s equity interest in SMDAM resulting from the merger is 50.12%, and as such, SMDAM is the Group’s subsidiary. This merger was made for the purpose of establishing an asset management company that combines the strengths and expertise of SMAM and DSBI, and offers high quality investment management performance and services in order to properly address client needs.
The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284
Total assets	¥65,179
Liabilities	¥18,038
Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)
Net assets acquired	24,048
Goodwill	17,022
Consideration	¥41,070
Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111
Total	¥41,070
Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥
21
billion.

The fair value of consideration transferred represents the fair value of the reduction of the Group’s interest in SMAM. The Group’s interest in SMAM decrease
d from 51.19% to 50.12% and its interest in DSBI increased from 48.96% to 50.12% substantially as a result of a stock issuance from SMDAM to the shareholders of DSBI at the date of the
business combination.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized a profit of ¥
21,998
 million on this step acquisition, which was included in “Other income
” in the consolidated income statements.
The revenue and profit or loss relating to DSBI since the acquisition date to September 30, 2019 is immaterial to the consolidated financial statements.
The amount of cash and cash equivalents acquired relating to DSBI was ¥197 million.